Stockholders' Equity (Details) - Schedule of special voting shares activity - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Special Voting Shares Activity Abstract
Beginning balance	264	73,488
Shares issued
Shares exchanged		(73,224)
Ending balance	264	264